SHARES TO BE ISSUED (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Common stock shares issued under plan, amount	$ 150
Common stock to be issued, shares		5,204,352	5,204,352	5,204,352	5,204,352
Common stock to be issued, value		$ 247,707	$ 247,707	$ 247,707	$ 247,707
PledgeMusic, Inc. [Member] | Business Acquisition [Member]
Short-term Debt [Line Items]
Common stock shares issued for amending existing convertible notes, shares		1,000,000	1,000,000
Common stock shares issued for amending existing convertible notes, amount		$ 3,500	$ 3,500
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Common stock shares issued under plan, shares		240,000	240,000
Common stock shares issued under plan, amount		$ 184	$ 184